Segment and Related Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment and Related Information
Schedule of information about the segment revenues, operating results, goodwill, and assets of entity's reportable segments

The following tables present certain information about reportable segment revenues, operating results, goodwill and assets (in thousands).

		Mortgage		Financial		All Other and	Hilltop
Three Months Ended March 31, 2014	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Net interest income (expense)	$79,572	$(4,139)	$980	$2,629	$1,692	$4,687	$85,421
Provision for loan losses	3,228	—	—	14	—	—	3,242
Noninterest income	16,228	91,763	42,773	24,597	—	(5,261)	170,100
Noninterest expense	60,677	90,632	32,341	27,365	2,188	(574)	212,629
Income (loss) before income taxes	$31,895	$(3,008)	$11,412	$(153)	$(496)	$—	$39,650

		Mortgage		Financial		All Other and	Hilltop
Three Months Ended March 31, 2013	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Net interest income (expense)	$67,624	$(12,003)	$1,059	$3,244	$(131)	$7,468	$67,261
Provision for loan losses	12,966	—	—	39	—	—	13,005
Noninterest income	12,253	146,529	39,376	22,778	—	(7,658)	213,278
Noninterest expense	30,679	122,272	34,267	25,727	2,236	(190)	214,991
Income (loss) before income taxes	$36,232	$12,254	$6,168	$256	$(2,367)	$—	$52,543

March 31, 2014
Goodwill	$207,741	$13,071	$23,988	$7,008	$—	$—	$251,808

Total assets	$8,018,568	$1,045,935	$315,531	$616,743	$1,364,208	$(2,327,553)	$9,033,432

December 31, 2013
Goodwill	$207,741	$13,071	$23,988	$7,008	$—	$—	$251,808

Total assets	$7,981,517	$1,249,091	$308,160	$520,412	$1,316,398	$(2,471,456)	$8,904,122

The following tables present certain information about reportable segment revenues, operating results, goodwill and assets (in thousands).

		Mortgage		Financial		All Other and	Hilltop
Year Ended December 31, 2013	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Net interest income (expense)	$293,254	$(37,840)	$7,442	$12,064	$(1,597)	$22,878	$296,201
Provision for loan losses	37,140	—	—	18	—	—	37,158
Noninterest income	71,045	537,497	166,163	102,714	—	(27,334)	850,085
Noninterest expense	155,102	472,284	166,006	112,360	10,439	(4,456)	911,735
Income (loss) before income taxes	$172,057	$27,373	$7,599	$2,400	$(12,036)	$—	$197,393

		Mortgage		Financial		All Other and	Hilltop
Year Ended December 31, 2012	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Net interest income (expense)	$24,885	$(4,987)	$4,730	$1,191	$39	$2,984	$28,842
Provision for loan losses	3,670	—	—	130	—	—	3,800
Noninterest income	4,601	57,618	154,147	10,909	—	(3,043)	224,232
Noninterest expense	16,130	50,296	163,585	11,078	14,487	(59)	255,517
Income (loss) before income taxes	$9,686	$2,335	$(4,708)	$892	$(14,448)	$—	$(6,243)

		Mortgage		Financial		All Other and	Hilltop
Year Ended December 31, 2011	Banking	Origination	Insurance	Advisory	Corporate	Eliminations	Consolidated
Net interest income (expense)	$—	$—	$4,915	$—	$(2,851)	$—	$2,064
Provision for loan losses	—	—	—	—	—	—	—
Noninterest income	—	—	141,650	—	—	—	141,650
Noninterest expense	—	—	146,386	—	8,868	—	155,254
Income (loss) before income taxes	$—	$—	$179	$—	$(11,719)	$—	$(11,540)

December 31, 2013
Goodwill	$207,741	$13,071	$23,988	$7,008	$—	$—	$251,808

Total assets	$7,981,517	$1,249,091	$308,160	$520,412	$1,316,398	$(2,471,456)	$8,904,122

December 31, 2012
Goodwill	$209,703	$13,071	$23,988	$7,008	$—	$—	$253,770

Total assets	$6,195,775	$1,548,384	$305,699	$592,017	$1,241,125	$(2,596,135)	$7,286,865